Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 96.6%
Capital Markets – 0.2%
Coinbase Global Inc - Class A*	17,905	$3,126,392
Communications Equipment – 1.6%
Arista Networks Inc*	68,072	8,357,880
Lumentum Holdings Inc*	18,037	12,675,682
		21,033,562
Electrical Equipment – 1.2%
Forgent Power Solutions Inc*	207,354	6,069,251
GE Vernova Inc	11,583	10,110,801
		16,180,052
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp	181,607	22,946,045
Entertainment – 0.3%
Spotify Technology SA*	6,914	3,352,668
Hotels, Restaurants & Leisure – 0.6%
DoorDash Inc - Class A*	55,409	8,319,661
Information Technology Services – 2.2%
Cloudflare Inc - Class A*	26,556	5,479,565
Shopify Inc*	60,275	7,149,820
Snowflake Inc - Class A*	102,079	15,395,555
		28,024,940
Interactive Media & Services – 5.4%
Alphabet Inc - Class C	133,075	38,173,895
Meta Platforms Inc - Class A	39,994	22,881,767
Tencent Holdings Ltd (ADR)	143,067	9,044,696
		70,100,358
Multiline Retail – 3.9%
Amazon.com Inc*	163,001	33,948,218
MercadoLibre Inc*	9,685	16,745,559
		50,693,777
Semiconductor & Semiconductor Equipment – 53.3%
Analog Devices Inc	66,394	21,122,587
ARM Holdings PLC (ADR)*	99,507	15,053,419
ASML Holding NV	21,977	29,085,674
Broadcom Inc	250,142	77,421,450
KLA Corp	26,832	39,507,705
Lam Research Corp	223,956	47,850,439
Micron Technology Inc	63,231	21,361,961
Nova Ltd*	3,173	1,377,971
NVIDIA Corp	1,186,510	206,927,344
SK Hynix Inc	45,913	24,979,082
Taiwan Semiconductor Manufacturing Co Ltd	3,632,000	204,787,615
		689,475,247
Software – 17.2%
AppLovin Corp - Class A*	31,863	12,681,474
Cadence Design Systems Inc*	93,902	26,092,549
Datadog Inc - Class A*	78,947	9,319,693
Guidewire Software Inc*	39,140	5,853,778
Intuit Inc	40,670	17,584,895
Microsoft Corp	263,413	97,507,590
Nebius Group NV*,#	142,172	14,751,767
Oracle Corp	48,433	7,124,979
Palantir Technologies Inc - Class A*	114,245	16,711,759
Samsara Inc - Class A*	138,420	4,386,530
ServiceTitan Inc - Class A*,#	95,973	6,090,446
Tyler Technologies Inc*	10,517	3,600,810
Via Transportation Inc - Class A*	100,150	1,502,250
		223,208,520
Technology Hardware, Storage & Peripherals – 7.8%
Apple Inc	250,903	63,676,673
Samsung Electronics Co Ltd	328,166	36,873,733
		100,550,406
Wireless Telecommunication Services – 1.1%
SoftBank Group Corp	589,100	14,159,847
Total Common Stocks (cost $687,327,240)		1,251,171,475

	Shares or Principal Amounts	Value
Private Placements – 0.2%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	$2,100,375
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Total Private Placements (cost $3,357,149)		2,100,375
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	3,403
Investment Companies – 3.2%
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $41,649,647)	41,647,258	41,647,258
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	7,493,756	7,493,756
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$1,873,439	1,873,439
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,367,195)		9,367,195
Total Investments (total cost $741,842,286) – 100.7%		1,304,289,706
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(9,589,488)
Net Assets – 100%		$1,294,700,218

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$941,977,871	72.2%
Taiwan	204,787,615	15.7
South Korea	61,852,815	4.7
Netherlands	43,837,441	3.4
Argentina	16,745,559	1.3
Japan	14,159,847	1.1
China	9,044,696	0.7
Canada	7,149,820	0.5
Sweden	3,352,668	0.3
Israel	1,377,971	0.1
Singapore	3,403	0.0
Total	$1,304,289,706	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$18,427,313	$116,009,966	$(92,783,647)	$(2,489)	$(3,885)	$41,647,258	41,647,258	$221,493
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	7,426,126	52,649,201	(52,581,571)	-	-	7,493,756	7,493,756	5,183 ∆
Total Affiliated Investments - 3.8%
	$25,853,439	$168,659,167	$(145,365,218)	$(2,489)	$(3,885)	$49,141,014	49,141,014	$226,676

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $2,100,375, which represents 0.2% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$2,100,375	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Total		$3,357,149	$2,100,375	0.2%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$430,622,876	$258,852,371	$-
Technology Hardware, Storage & Peripherals	63,676,673	36,873,733	-
Wireless Telecommunication Services	-	14,159,847	-
All Other	446,985,975	-	-
Private Placements	-	-	2,100,375
Warrants	3,403	-	-
Investment Companies	-	41,647,258	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,367,195	-
Total Assets	$941,288,927	$360,900,404	$2,100,375

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2026.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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